Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 136,469,389	$ 94,077,366	$ 73,271,611
Transaction costs relating to share issues, amount	95,393,883	75,937,746	51,053,411
At reporting date, amount	$ 189,521,742	$ 136,469,389	$ 94,077,366
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	1,187,306,209	866,239,815
Shares issued during the year,shares	263,777,731	308,010,583
Exercise of performance rights (shares issued during the year).shares	1,528,350	6,908,380
Conversion of convertible notes, shares (shares issued during the period)	0	6,147,431
At reporting date, shares	1,452,612,290	1,187,306,209	866,239,815
At the beginning of reporting period, amount	$ 436,610,249	$ 357,745,803
Shares issued during the year,amount	100,235,538	80,082,752
Transaction costs relating to share issues, amount	(4,841,655)	(4,145,006)
Exercise of performance rights (shares issued during the year),amount	439,101	1,881,688
Conversion of convertible notes, amount (shares issued during the period)	0	1,045,012
At reporting date, amount	$ 532,443,233	$ 436,610,249	$ 357,745,803